Provision for de-characterization of dam structures and asset retirement obligations - De-characterization of dam structures located in Brazil (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Losses related to operational stoppage and idle capacity		$ 1,725
De-characterization of dam structures located in Brazil
Provisions.
Additional provision	$ 1,725	$ 1,725	$ 617
Term for de-characterization of projects		15 years
Losses related to operational stoppage and idle capacity		$ 376	$ 634
De-characterization of dam structures located in Brazil | Minimum
Provisions.
Discount rate (in percent)			3.50%
De-characterization of dam structures located in Brazil | Maximum
Provisions.
Discount rate (in percent)		5.48%